Annual Fund Operating Expenses - Class I and P Shares - Voya Multi-Manager Mid Cap Value Fund	Sep. 30, 2021
Class I
Operating Expenses:
Management Fees	0.71%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.79%
Waivers and Reimbursements	(0.01%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.78%
Class P
Operating Expenses:
Management Fees	0.71%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.79%
Waivers and Reimbursements	(0.71%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.08%

[1]	The adviser is contractually obligated to limit expenses to 0.78% and 0.15% for Class I and Class P shares through October 1, 2022. This limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive its management fee for Class P shares through October 1, 2022. Termination or modification of these obligations requires approval by the Fund’s board.